Supplemental Balance Sheet Information - Schedule of Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents [Line Items]
Cash, cash equivalents and restricted cash	$ 53,181	$ 30,660	$ 15,397	$ 25,168	$ 38,123
Construction in Progress [Member]
Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents [Line Items]
Cash and cash equivalents	50,902		13,118
Restricted cash	2,279		2,279
Cash, cash equivalents and restricted cash	$ 53,181		$ 15,397